Accruals And Other Liabilities - Schedule of Accruals And Other Liabilities (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Jan. 31, 2019 USD ($)	Jan. 31, 2019 CNY (¥)
Payables And Accruals [Line Items]
Initial reimbursement payment received							$ 935	¥ 6,297
Initial reimbursement payment, arrangement period	5 years
Initial reimbursement payment, recorded in other income			¥ 1,201		¥ 1,267	¥ 1,303
Advance Share Based Payments Refunded To Employees
Payables And Accruals [Line Items]
Additional reimbursement payment received		$ 448	¥ 2,857	$ 1,638	¥ 10,829